Trade Receivables, Net (Details) - Schedule of Trade Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trade Receivables, Net [Abstract]
Trade receivable	$ 5,636,167	$ 5,780,144
Provision for doubtful accounts	(319,184)	(149,339)
Trade receivable, net	$ 5,316,983	$ 5,630,805